Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	5,396,650	11,500,000	7,364,030	7,551,471		8,526,027
Diluted net income (loss) per common stock	$ 0.08	$ 0.59	$ 0.25	$ 1.12		$ 1.03
Non-redeemable Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,405,000	3,405,000	3,405,000	3,191,498		3,236,568
Diluted net income (loss) per common stock	$ (0.04)	$ (1.77)	$ (0.16)	$ (2.48)		$ (2.43)